Document and Entity Information	9 Months Ended
Oct. 27, 2012
Document and Entity Information
Entity Registrant Name	MICHAELS STORES INC
Entity Central Index Key	0000740670
Document Type	S-4
Pre-Effective Amendment Number	1
Document Period End Date	Oct. 27, 2012
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer